Note 18 - Condensed Parent Company Statements (Details) - Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest expense:
Other	$ 3,661,458	$ 3,808,042	$ 3,510,944
Income before income taxes and equity in undistributed income (loss) of subsidiaries	6,870,269	1,812,521	4,538,744
Credit for income taxes	1,630,562	(131,338)	703,105
Net income	5,239,707	1,943,859	3,835,639
Parent Company [Member]
Income
Dividends from subsidiary bank	4,003,250	6,500,000	1,000,000
Interest income:
Related party		8,471	14,753
Other	16,152	19,510	18,369
	4,019,402	6,527,981	1,033,122
Interest expense:
Related party	537,178	556,159	610,929
Other	815,865	878,305	462,971
	1,353,043	1,434,464	1,073,900
Income before income taxes and equity in undistributed income (loss) of subsidiaries	2,666,359	5,093,517	(40,778)
Credit for income taxes	(412,000)	(435,000)	(349,000)
Income before equity in undistributed earnings of subsidiaries	3,078,359	5,528,517	308,222
Equity in undistributed income (distribution in excess of income) of subsidiaries	2,161,348	(3,584,658)	3,527,417
Net income	$ 5,239,707	$ 1,943,859	$ 3,835,639